SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 42 – SUBSEQUENT EVENTS

42.1 - Sale of the Candiota thermal power station complex

In January 2024, the Company concluded the sale of the Candiota thermal power station complex (350 MW) to the group Âmbar Energia S.A. See note 40.

42.2 - Transmission auction nº 01/2024

In March 2024, Eletrobras, through its subsidiary Eletronorte, won lots 1, 3, 5 and 9 in transmission auction No. 01/2024 promoted by ANEEL. Each lot has a concession period of 30 years, including licensing, construction and operation.

		ANEEL maximun	Auctioned Permitted
		Permitted Annual	Annual Revenues		Capex ANEEL	ANEEL term	Concession term
Lot	Location (FUs)	Revenues (R$millions)	(R$millions)	Discount %	(R$millions)	(mês)	(years)
1	CE/PI	284.5	162.4	42.93	1,768.7	60	30
3	CE	156.7	114.5	26.94	983.4	60	30
5	CE/PB/PE/AL/BA/PI	438.6	302.0	31.14	2,649.7	66	30
9	SC	287	1,164	594	1,906	42	30

42.3 – Issuance of debentures

In April 2024, the Company settled the 5th issuance of simple debentures, in the amount of R$ 3,008,795, divided into: (i) R$ 1,988,895 in the primary series; and (ii) R$ 1,019,900 in the secondary series. In the same period, the closing of Chesf's offer regarding the 2nd issuance of simple debentures in the total amount of R$ 1,000,000 took place. The settlement occurred under a firm commitment and best-efforts basis.